Details of Significant Accounts - Recapitalization, schedule of listing expense (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
	Oct. 28, 2022	Oct. 27, 2022	Dec. 31, 2022	Dec. 31, 2023
Reverse Recapitalization
Net assets of Provident at Closing, excluding the impact of PIPE and FPA investors			$ 63
Cash and cash equivalents			7,893
Accrued expenses			(500)
Warrant liabilities (Note i)			(7,330)
Total value of Perfect shares issued to Provident shareholders, excluding PIPE and FPA Investor (Note ii)			(56,478)
Adjustment to listing expense as result of Sponsor Earnout			(8,849)
Listing expense			(65,264)
Non-current warrant liabilities			3,207	$ 1,566
Warrant liabilities
Reverse Recapitalization
Non-current warrant liabilities			8,431	8,431
Forward Purchase Agreements
Reverse Recapitalization
Warrant liabilities (Note i)			$ 7,330
Number of shares issued (in shares)	6,764	5,500	5,500
Share price per share (in USD per share)	$ 8.35
Forward Purchase Agreements | Warrant liabilities
Reverse Recapitalization
Non-current warrant liabilities				$ 8,431